WARRANT LIABILITY (Schedule of Warranty Liability) (Details) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended	206 Months Ended
	Mar. 07, 2014	Mar. 11, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
WARRANT LIABILITY [Abstract]
Number of securities called by warrants		20,400,000	20,400,000			20,400,000
Exercise price	$ 0.3125	$ 0.3125	$ 0.3125			$ 0.3125
Expected volatility rate		28.30%	28.30%		28.00%
Risk free interest rate		1.62%	1.73%
Expected dividends		0.00%	0.00%		0.00%
Expected life	5 years	5 years	4 years 11 months 12 days
Stock Price		$ 0.2400	$ 0.2020			$ 0.2020
Fair value of warrant liability upon issuance			$ (862,920)			$ 862,920
Change in warrant liability			$ (316,200)			$ (316,200)